Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Basis of Accounting	Basis of Accounting
The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of
America (“U.S. GAAP”).
Liquidation Basis of Accounting
As a result of the filing of the Plan of Liquidation by Pruco Life of New Jersey, it was determined that liquidation was imminent and the Real Property Account’s basis of accounting transitioned effective April 1, 2021 from the going concern basis of accounting (“Going Concern Basis) to liquidation basis of accounting (“Liquidation Basis of Accounting”) in accordance with U.S. GAAP. Liquidation Basis of Accounting requires the Real Property Account’s assets to be measured at the estimated amounts of consideration the Real Property Account expects to collect in settling or disposing of its assets, and liabilities are to be measured at the estimated amounts at which the liabilities are expected to be settled. Actual costs and income, such as charges for mortality and expense risk and administrative expenses, may differ from amounts reflected in the financial statements because of the inherent uncertainty in estimating future events. Charges for mortality and expense risk and administrative expenses are used by Pruco Life of New Jersey to purchase additional investments in its account resulting in no impact to its net assets.
Upon the adoption of the Liquidation Basis of Accounting, the Partnership recorded adjustments to its net assets in liquidation related to the General Partners’ Controlling Interest, effective April 1, 2021, in the amount of $(7,679,447). These adjustments are allocated to the Real Property Account based on its proportionate interest in the Partnership and are reflected in the Real Property Account’s net assets in liquidation as of April 1, 2021.
Note 2: Summary of Significant Accounting Policies (continued)
Going Concern Basis
All financial results and disclosures through March 31, 2021, prior to adopting the Liquidation Basis of Accounting, are presented based on a Going Concern Basis, which contemplates the realization of assets and liabilities in the normal course of business.
The Real Property Account has evaluated subsequent events through the date these financial statements were issued, and no other adjustment or disclosure is required in the financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of the investment in the Partnership. Fair value is used to approximate the net realizable value of the investment in the Partnership at liquidation basis of accounting. See Note 9 for more information.

Investment In Partnership Interest	Investment in Partnership InterestThe investment in the Partnership is based on the Real Property Account’s proportionate interest of the Partnership’s fair value. At both December 31, 2021 and 2020, the Real Property Account’s share of the general partners' controlling interest of the Partnership was 4.5% or 194,857 shares.
Income Recognition	Income Recognition
Liquidation Basis of Accounting
Under the Liquidation Basis of Accounting, the Real Property Account has accrued all revenue and expenses that it expects to incur through the completion of its liquidation to the extent it has a reasonable basis of estimation. Subsequent to April 1, 2021, the Real Property Account’s estimated revenue and expenses did not differ from the actual results.
Going Concern Basis
Net investment income or loss and recognized gains and losses are allocated based upon the average daily net assets for the investment in the Partnership. Amounts are based on the Real Property Account’s proportionate interest in the Partnership. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
Equity of Pruco Insurance Company of New Jersey	Equity of Pruco Life Insurance Company of New Jersey
Pruco Life of New Jersey maintains a position in the Real Property Account for liquidity purposes, including unit purchases and redemptions, Partnership share transactions, and expense processing. The position does not affect contract owners’ accounts or the related unit values.
There were no cash transactions at the Real Property Account level for the years ended December 31, 2021, 2020, and 2019 as all of the transactions are settled by Pruco Life of New Jersey on behalf of the Real Property Account through a redemption or an issuance of units. Therefore, no statement of cash flows is presented for the years ended December 31, 2021, 2020, and 2019.